UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Templeton
Variable Insurance
Products Trust
December 31, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 5
Franklin Templeton Variable Insurance
Products Trust Annual Report
Table of Contents
Important Notes to Performance Information
...........
i
*Statement of Additional Information Supplement for All
Funds
..................................
SAI-2
Fund Summaries
Franklin VolSmart Allocation VIP Fund
............
FVA-1
Index Descriptions
..............................
I-1
Board Members and Officers
.......................
BOD-1
Shareholder Information
..........................
SI-1
*Not part of the annual report. Retain for your records .

i
Annual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

SAI-2
Annual Report
VIP1 SA1 SA2 SA4 SA5 02/22
SUPPLEMENT DATED FEBRUARY 4, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021 FOR
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(each, a series of Franklin Templeton Variable Insurance Products Trust)
The statement of additional information (SAI) of each Fund is amended as follows:
I. For all Funds, the name “Franklin Templeton Distributors, Inc.” is replaced throughout the SAI with “Franklin
Distributors, LLC.”
II. For Franklin Allocation VIP Fund, Templeton Developing Markets VIP Fund and Templeton Foreign VIP Fund, the
following bullet is added to the list of securities in which each Fund may invest under “The Funds – Goals, Additional
Strategies and Risks:”
Chinese securities including Chinese variable interest entities
III. The following is added to the “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and
Their Risks – Foreign securities:”
China companies. Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding

SAI-3
Annual Report
the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries and that there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies; and (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.
The Public Company Accounting Oversight Board (PCAOB) has warned that positions taken by Chinese authorities impair the PCAOB's ability to conduct inspections and investigations of the audits of public companies with China-based operations. The PCAOB's impaired ability to oversee PCAOB-registered audit firms in China may result in inaccurate or incomplete financial records of an issuer's operations within China, which may negatively impact the Fund's investments in such companies.
Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the
People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss.The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.
The equity securities of China companies the Fund may invest in include securities issued by Hong Kong and Taiwan domiciled companies, as well as China H shares (shares of China-incorporated, Hong Kong-listed companies),
Shanghai and Shenzhen-listed B shares (shares of China-incorporated companies that are traded in foreign currencies
- U.S. Dollar for the Shanghai Stock Exchange and Hong Kong dollar for the Shenzhen Stock Exchange), and China
“red chip” shares (shares of companies based in Mainland China that are incorporated outside China and listed in Hong
Kong). The Fund may also invest in eligible China A shares (shares of publicly traded companies based in Mainland
China) listed and traded on the Shanghai Stock Exchange ("SSE") through the Shanghai – Hong Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange (“SZSE”) through the
Shenzhen – Hong Kong Stock Connect program (both programs collectively referred to as “Stock Connect”). The Fund may also invest in China A shares through any other means permitted by applicable law or regulation.
Chinese variable interest entities . In China, equity ownership of companies by foreign individuals and entities is restricted or prohibited in certain sectors, such as internet, media, education and telecommunications. To circumvent these limits, starting in the early 2000s many Chinese companies, including most of the well-known Chinese Internet companies, have used a special structure known as a variable interest entity (VIE) to raise capital from foreign investors. In a typical VIE structure, a shell company is set up in an offshore jurisdiction, such as the Cayman Islands.
The shell company, through a wholly foreign-owned enterprise (WFOE) based in China, enters into service and other contracts with another Chinese company known as the VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies), which often are the VIE’s founders, in order to obtain the licenses and/or assets required to operate in the restricted or prohibited industry in China. The contractual arrangements entered into between the WFOE and VIE (which often include powers of attorney, loan and equity pledge agreements, call option agreements and exclusive services or business cooperation agreements) are designed to allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership.
The contractual arrangements are structured to require the shell company to consolidate the VIE into its financial statements, pursuant to U.S. generally accepted accounting principles, despite the absence of equity ownership. Such consolidation provides the shell company with the ability to issue shares on a foreign exchange, such as the New York

SAI-4
Annual Report
Stock Exchange or NASDAQ, often with the same name as the VIE. Accordingly, foreign investors, such as the Fund, will only own stock in the shell company rather than directly in the VIE. Further, the ability of the WFOE to easily extract profits from the VIE structure through service agreements will partially depend on the proportion of the business that can legally be conducted by the WFOE versus the VIE, which varies based on the industry.
While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, historically they have not been formally recognized under Chinese law. In late December 2021, the China Securities Regulatory
Commission (CSRC) released draft rules that would permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The new draft rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Further, if a Chinese court or arbitration body chose not to enforce the contracts, the value of the shell company would significantly decline, since it derives its value from the ability to consolidate the VIE into its financials pursuant to such contracts, and in turn, adversely affect the Fund’s returns and net asset value. The contractual arrangements with the
VIE may not be as effective in providing operational control as direct equity ownership. The Chinese equity owner(s) of the VIE could decide to breach the contractual arrangement and may have conflicting interests and fiduciary duties as compared to investors in the shell company. Accordingly, VIEs depend heavily on executives who are Chinese nationals and own the underlying business licenses and/or assets required to operate in China. In addition to creating “key person” succession risk, the structure can restrict the ability of outside shareholders to challenge executives for poor decision-making, weak management, or equity-eroding actions. Any breach or dispute under these contracts will likely fall under Chinese jurisdiction and law.
IV. For all Funds, the following replaces Robert G. Kubilis in the section “Officers and Trustees – Interested Board
Members and Officers:”
Christopher Kings (1974) Chief Financial Officer, Chief Accounting Officer and Treasurer Since January 2022 Not
Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Please keep this supplement with your SAI for future reference.

FVA-1
Annual Report
Franklin VolSmart Allocation VIP Fund
This annual report for Franklin VolSmart Allocation VIP Fund covers the fiscal year ended December 31, 2021 .
Class 5 Performance Summary as of December 31, 202 1
Average annual total return of Class 5 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
1
–
5
1-Year +17.36%
5-Year +11.74%
Since Inception (4/1/13) +7.49%

FVA-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (4/1/13– 12/31/2 1 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
), the Bloomberg U.S. Aggregate Bond Index and the Fund’s Blended Benchmark,
a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to
Performance Information preceding the Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index. Please see Index Descriptions following the Fund Summaries.

FVA-3
Annual Report
Franklin VolSmart Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
There can be no guarantee that the Fund will stay within
its Target Volatility. Also, the managed volatility strategy could negatively impact the Fund’s return and expose the
Fund to additional costs. Generally, investors should be
comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate,
sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or
general market conditions. Bond prices generally move
in the opposite direction of interest rates. Changes in the
financial strength of a bond issuer or in a bond’s credit
rating may affect its value. Derivatives involve costs and can create economic leverage in the portfolio, which may result
in significant volatility and cause the Fund to participate
in losses (as well as gains) in an amount that exceeds
the Fund’s initial investment. The Fund may not achieve
the anticipated benefits, and may realize losses when a
counterparty fails to perform. Because the Fund allocates
assets to a variety of investment strategies, ETFs and other mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there
is no guarantee that the manager’s investment decisions
will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s equity
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a +28.71% total return, while the Fund’s fixed
income benchmark, the Bloomberg U.S. Aggregate Bond
Index, posted a -1.54% total return for the period under
review.
1
The Fund’s Blended Benchmark, a combination of
leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, posted a +16.05% total
return for the same period.
2
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +28.71% total return for the
12 months ended December 31, 2021.
1
Stocks benefited
from the continued economic recovery, monetary and fiscal
stimulus measures, rollout of highly effective COVID-19
vaccines, implementation of vaccination programs and
easing pandemic restrictions. As many businesses
reopened, stimulus payments and generally high household
savings contributed to increased consumer spending.
A rebound in corporate earnings and the passage of a
bipartisan infrastructure bill further bolstered investor
sentiment, helping equities to reach new all-time price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
Portfolio Composition *
12/31/21
% of Total
Net Assets
Common Stocks 66.7%
Domestic Fixed Income 20.4%
Domestic Hybrid 8.1%
Foreign Equity 3.3%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
FVA-4
Annual Report
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures
index, a measure of inflation, surged during the period,
representing the highest 12-month increase in decades. The
unemployment rate declined from 6.7% in December 2020
to 3.9% in December 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -1.54% total return
for the 12 months ended December 31, 2021.
1
As the
U.S. economy continued to recover from the COVID-19
pandemic, investor appetite for risk increased and the search for yield intensified. Consequently, lower-rated bonds posted greater returns than higher-rated bonds. The inflation rate
rose significantly during the 12-month period amid increased demand and supply-chain bottlenecks. Shorter-term bonds
generally outperformed longer-term bonds, which tend to be
more sensitive to inflation.
U.S. Treasury bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -2.32% total return for the
12-month period.
1
The 10-year U.S. Treasury yield (which
moves inversely to price) was relatively low as the period
began. However, yields rose thereafter as inflation grew and many investors expected future interest-rate increases to
accelerate. Mortgage-backed securities (MBS), as measured
by the Bloomberg U.S. MBS Index, posted a -1.04% total
return for the period.
1
Fed action was a catalyst for the corporate bond market. The strengthening economy and prospect of a return to normal
conditions tempered concerns about credit quality, which
benefited lower-rated bonds. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a +5.28% total
return. In contrast, investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
declined overall, posting a -1.04% total return.
1
Investment Strategy
Under normal market conditions, the Fund seeks to achieve
its investment goal by allocating its assets across certain
asset classes, sectors and strategies in an attempt to
produce a diversified portfolio that will generate returns,
while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year.
(Volatility within the 10% target is referred to as “Target
Volatility.”) The Fund’s assets are primarily invested in its
“core portfolio,” which is principally composed of various
U.S. equity and fixed income investments and strategies,
including investments in other mutual funds and ETFs that
provide exposure to such investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Manager’s Discussion
Asset Allocation
As of the end of the reporting period, at the asset allocation level, the Fund’s equity position remained near the upper
band of its 50%-70% allocation range, with fixed income at
Top 10 Holdings
12/31/21
Issuer
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 12.2%
Western Asset Core Plus Bond Fund, Class IS 8.2%
Franklin Income VIP Fund, Class 1 8.1%
Microsoft Corp. 3.5%
iShares Core MSCI EAFE ETF 3.3%
Accenture plc 2.0%
Roper Technologies, Inc. 1.4%
Texas Instruments, Inc. 1.3%
UnitedHealth Group, Inc. 1.2%
Air Products and Chemicals, Inc. 1.2%

Franklin VolSmart Allocation VIP Fund
FVA-5
Annual Report
the lower band of its 13%-33% allocation range and multi-
asset class consisting of equities and fixed income at the
lower band of its 5%-15% allocation range.
Equities
The Fund’s overweight to equites and underweight to
fixed income relative to its Blended Benchmark benefited
performance as U.S. equity markets rallied in 2021.
At the underlying equity strategy level, the Franklin Rising
Dividends Strategy, the largest underlying equity strategy
held in the Fund, gained but slightly lagged the S&P 500,
detracting from relative performance. The strategy’s sector
positioning was beneficial, though cyclical holdings and a
focus on dividend-paying equities limited relative gains. The
Franklin U.S. Smart Beta Equity Strategy also lagged the
S&P 500, as its focus on quality and value factors was out
of favor relative to growth for the majority of the reporting period.
Fixed Income
The Fund’s underweight to fixed income benefited
performance as most broad measures of the U.S. fixed
income market finished with negative total returns. At the
underlying fund level, Franklin Strategic Income Fund –
Class R6 outperformed the Bloomberg U.S. Aggregate Bond
Index in 2021 due in part to sector positioning among lower-
rated corporate credits, including selected exposures to U.S.
high yield and emerging markets sovereign debt.
Multi-Asset
A small allocation to Franklin Income VIP Fund – Class 1,
which blends equity and fixed income holdings, generated
strong current income and produced strong absolute returns.
A sizable allocation to equities relative to fixed income
benefited performance. In addition, equity sector positioning, namely in financials and energy, benefited performance, as
did credit selection, as below investment-grade debt was
additive.
Hedging
The Fund’s risk-hedging strategies slightly detracted from
performance during a period of mostly low volatility and
positive performance by risk assets.
Positioning
Portfolio positioning was additive to performance during
the reporting period. The Fund reduced its hedge from
10% to 6% in the first quarter of 2021. Profits were taken
in the Franklin Rising Dividends Strategy with the proceeds
reallocated to Franklin Strategic Income – Class R6 and
Franklin Liberty U.S. Core Bond Fund ETF, and a smaller
percentage into Franklin Income VIP Fund – Class 1. In
the second quarter, the weighting in the Franklin U.S.
Smart Beta Equity Strategy was reduced and the proceeds
allocated to Franklin Low Duration Total Return Fund –
Class R6, following recommendations from the Investment
Strategy and Research Committee to decrease equity
exposure. During the reporting period, equity diversification was increased by reinitiating a small position in the iShares
Core MSCI EAFE ETF. Later in the reporting period, the
fixed income allocation pivoted into strategies that more
closely track the Bloomberg U.S. Aggregate Bond Index.
Western Asset Core Plus Bond Fund – Class S was added,
while Franklin Low Duration Total Return Fund – Class
R6 and Franklin Strategic Income Fund – Class R6 were
liquidated.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund . We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 5 Fund Expenses
Franklin VolSmart Allocation VIP Fund
FVA-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
5 $1,000 $1,077.80 $4.18 $1,021.19 $4.06 0.80%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-7
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.55 $12.60 $10.82 $11.67 $10.10
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.24 0.22 0.21 0.16
Net realized and unrealized gains (losses) ........... 2.19 1.86 1.70 (1.02) 1.41
Total from investment operations .................... 2.45 2.10 1.92 (0.81) 1.57
Less distributions from:
Net investment income and net foreign currency gains .. (0.64) (0.15) — (0.04) —
Net realized gains ............................. (0.79) — (0.14) — —
Total distributions ............................... (1.43) (0.15) (0.14) (0.04) —
Net asset value, end of year ....................... $15.57 $14.55 $12.60 $10.82 $11.67
Total return
d
................................... 17.62% 16.85% 17.82% (6.93)% 15.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.88% 0.88% 1.12% 1.10% 1.14%
Expenses net of waiver and payments by affiliates
e, f
..... 0.65% 0.65% 0.90% 0.75% 0.73%
Net investment income
c
........................... 1.75% 1.85% 1.87% 1.85% 1.44%
Supplemental data
Net assets, end of year (000’s) ..................... $48 $45 $39 $33 $36
Portfolio turnover rate ............................ 41.28% 69.19% 4.99% 6.28% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-8
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.52 $12.59 $10.80 $11.65 $10.07
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.23 0.23 0.22 0.17
Net realized and unrealized gains (losses) ........... 2.18 1.86 1.70 (1.01) 1.41
Total from investment operations .................... 2.41 2.09 1.93 (0.79) 1.58
Less distributions from:
Net investment income and net foreign currency gains .. (0.62) (0.16) — (0.06) —
Net realized gains ............................. (0.79) — (0.14) — —
Total distributions ............................... (1.41) (0.16) (0.14) (0.06) —
Net asset value, end of year ....................... $15.52 $14.52 $12.59 $10.80 $11.65
Total return
d
................................... 17.36% 16.78% 17.95% (6.85)% 15.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.03% 1.03% 1.02% 1.00% 1.04%
Expenses net of waiver and payments by affiliates
e, f
..... 0.80% 0.80% 0.80% 0.65% 0.63%
Net investment income ........................... 1.57% 1.70% 1.97% 1.95% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $209,784 $195,818 $185,381 $171,173 $188,240
Portfolio turnover rate ............................ 41.28% 69.19% 4.99% 6.28% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin VolSmart Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-9
a a
Shares
a
Value
a
Common Stocks 66.7%
Aerospace & Defense 1.8%
General Dynamics Corp. .............................................. 5,145 $ 1,072,578
Huntington Ingalls Industries, Inc. ....................................... 419 78,244
Lockheed Martin Corp. ............................................... 1,929 685,586
Northrop Grumman Corp. ............................................. 1,212 469,129
Raytheon Technologies Corp. .......................................... 18,060 1,554,244
3,859,781
Air Freight & Logistics 1.3%
CH Robinson Worldwide, Inc. .......................................... 1,467 157,893
Expeditors International of Washington, Inc. ............................... 1,888 253,540
United Parcel Service, Inc., B .......................................... 10,424 2,234,280
2,645,713
Auto Components 0.1%
Gentex Corp. ...................................................... 2,793 97,336
Banks 0.5%
JPMorgan Chase & Co. ............................................... 6,420 1,016,607
People's United Financial, Inc. .......................................... 2,488 44,336
1,060,943
Beverages 1.4%
a
Boston Beer Co., Inc. (The), A .......................................... 60 30,306
Coca-Cola Co. (The) ................................................. 12,435 736,276
a
Monster Beverage Corp. .............................................. 3,632 348,817
PepsiCo, Inc. ...................................................... 10,967 1,905,078
3,020,477
Biotechnology 2.3%
AbbVie, Inc. ....................................................... 11,802 1,597,991
Amgen, Inc. ....................................................... 3,306 743,751
a
Biogen, Inc. ....................................................... 1,573 377,394
Gilead Sciences, Inc. ................................................ 9,397 682,316
a
Moderna , Inc. ...................................................... 1,735 440,655
a
Regeneron Pharmaceuticals, Inc. ....................................... 846 534,266
a
United Therapeutics Corp. ............................................. 180 38,894
a
Vertex Pharmaceuticals, Inc. ........................................... 1,801 395,500
4,810,767
Building Products 1.2%
A O Smith Corp. .................................................... 963 82,673
Allegion plc ........................................................ 682 90,324
Carlisle Cos., Inc. ................................................... 2,825 700,939
Johnson Controls International plc ....................................... 17,122 1,392,190
Lennox International, Inc. ............................................. 296 96,011
a
Trex Co., Inc. ...................................................... 803 108,429
2,470,566
Capital Markets 1.4%
Cboe Global Markets, Inc. ............................................. 247 32,209
Evercore , Inc., A .................................................... 280 38,038
FactSet Research Systems, Inc. ........................................ 402 195,376
Invesco Ltd. ....................................................... 3,268 75,229
Jefferies Financial Group, Inc. .......................................... 1,479 57,385
Lazard Ltd., A ...................................................... 1,088 47,470
Moody's Corp. ...................................................... 1,430 558,529
Nasdaq, Inc. ....................................................... 4,210 884,142
S&P Global, Inc. .................................................... 1,449 683,827

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-10
a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
SEI Investments Co. ................................................. 1,085 $ 66,120
T Rowe Price Group, Inc. ............................................. 1,797 353,362
2,991,687
Chemicals 4.1%
Air Products and Chemicals, Inc. ........................................ 8,034 2,444,425
Albemarle Corp. .................................................... 6,510 1,521,843
Celanese Corp. ..................................................... 1,020 171,421
Dow, Inc. ......................................................... 3,496 198,293
Ecolab, Inc. ........................................................ 4,475 1,049,790
Huntsman Corp. .................................................... 1,424 49,669
Linde plc .......................................................... 6,935 2,402,492
LyondellBasell Industries NV, A ......................................... 3,256 300,301
NewMarket Corp. ................................................... 76 26,047
Sherwin-Williams Co. (The) ............................................ 1,500 528,240
8,692,521
Commercial Services & Supplies 1.0%
Cintas Corp. ....................................................... 3,821 1,693,352
a
Copart , Inc. ........................................................ 2,139 324,315
Rollins, Inc. ........................................................ 2,460 84,157
2,101,824
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................................. 1,546 222,238
Cisco Systems, Inc. ................................................. 11,874 752,455
a
F5, Inc. ........................................................... 621 151,965
Motorola Solutions, Inc. ............................................... 1,692 459,716
1,586,374
Construction & Engineering 0.0%
†
Quanta Services, Inc. ................................................ 577 66,159
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 171 28,465
Consumer Finance 0.1%
Synchrony Financial ................................................. 2,575 119,454
Containers & Packaging 0.2%
Amcor plc ......................................................... 6,646 79,818
Avery Dennison Corp. ................................................ 577 124,961
International Paper Co. ............................................... 2,413 113,363
Packaging Corp. of America ........................................... 940 127,981
Silgan Holdings, Inc. ................................................. 349 14,951
461,074
Distributors 0.2%
Genuine Parts Co. .................................................. 612 85,802
Pool Corp. ........................................................ 444 251,304
337,106
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. .......................................... 287 24,599
H&R Block, Inc. ..................................................... 2,186 51,502
76,101

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-11
a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................................... 27,992 $ 688,603
Verizon Communications, Inc. .......................................... 12,951 672,934
1,361,537
Electric Utilities 0.6%
Alliant Energy Corp. ................................................. 2,255 138,615
American Electric Power Co., Inc. ....................................... 3,440 306,057
Evergy , Inc. ........................................................ 1,942 133,241
Hawaiian Electric Industries, Inc. ........................................ 1,045 43,367
NRG Energy, Inc. ................................................... 672 28,950
OGE Energy Corp. .................................................. 839 32,201
Southern Co. (The) .................................................. 8,809 604,121
1,286,552
Electrical Equipment 1.0%
Acuity Brands, Inc. .................................................. 145 30,699
Eaton Corp. plc ..................................................... 2,154 372,254
Emerson Electric Co. ................................................ 6,049 562,376
a
Generac Holdings, Inc. ............................................... 418 147,103
Hubbell, Inc. ....................................................... 299 62,273
nVent Electric plc ................................................... 12,370 470,060
Rockwell Automation, Inc. ............................................. 1,270 443,039
2,087,804
Electronic Equipment, Instruments & Components 0.0%
†
a
Keysight Technologies, Inc. ............................................ 434 89,625
a
Entertainment 0.3%
Activision Blizzard, Inc. ............................................... 4,878 324,533
Electronic Arts, Inc. .................................................. 1,796 236,893
a
Skillz , Inc. ......................................................... 741 5,513
World Wrestling Entertainment, Inc., A .................................... 191 9,424
576,363
Equity Real Estate Investment Trusts (REITs) 0.8%
CubeSmart ........................................................ 851 48,431
Extra Space Storage, Inc. ............................................. 732 165,966
Life Storage, Inc. .................................................... 331 50,703
National Retail Properties, Inc. ......................................... 1,891 90,900
a
Orion Office REIT, Inc. ................................................ 394 7,356
Public Storage ..................................................... 1,840 689,190
Realty Income Corp. ................................................. 3,902 279,344
SL Green Realty Corp. ............................................... 312 22,370
Spirit Realty Capital, Inc. .............................................. 1,169 56,334
STORE Capital Corp. ................................................ 2,325 79,980
VICI Properties, Inc. ................................................. 3,187 95,961
WP Carey, Inc. ..................................................... 1,694 138,993
1,725,528
Food & Staples Retailing 1.4%
Casey's General Stores, Inc. ........................................... 355 70,059
Costco Wholesale Corp. .............................................. 1,203 682,943
Kroger Co. (The) .................................................... 6,751 305,550
Walgreens Boots Alliance, Inc. ......................................... 7,298 380,664
Walmart, Inc. ...................................................... 10,948 1,584,066
3,023,282

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-12
a a
Shares
a
Value
a
Common Stocks
(continued)
Food Products 1.4%
Archer-Daniels-Midland Co. ........................................... 2,283 $ 154,308
Bunge Ltd. ........................................................ 570 53,215
Campbell Soup Co. .................................................. 1,322 57,454
Conagra Brands, Inc. ................................................ 1,959 66,900
Flowers Foods, Inc. .................................................. 2,027 55,682
General Mills, Inc. ................................................... 6,635 447,066
Hershey Co. (The) .................................................. 1,704 329,673
Hormel Foods Corp. ................................................. 2,943 143,648
Ingredion, Inc. ...................................................... 676 65,329
J M Smucker Co. (The) ............................................... 1,048 142,339
Kellogg Co. ........................................................ 2,313 149,004
McCormick & Co., Inc. ............................................... 10,620 1,025,998
Tyson Foods, Inc., A ................................................. 2,944 256,599
2,947,215
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................................ 396 25,320
UGI Corp. ......................................................... 912 41,870
67,190
Health Care Equipment & Supplies 3.7%
Abbott Laboratories .................................................. 11,240 1,581,918
Becton Dickinson and Co. ............................................. 5,930 1,491,277
Cooper Cos., Inc. (The) ............................................... 111 46,502
a
Hologic , Inc. ....................................................... 584 44,711
a
IDEXX Laboratories, Inc. .............................................. 579 381,248
Medtronic plc ...................................................... 13,600 1,406,920
a
Quidel Corp. ....................................................... 230 31,048
ResMed , Inc. ...................................................... 1,465 381,603
Stryker Corp. ...................................................... 8,845 2,365,330
7,730,557
Health Care Providers & Services 1.8%
Cardinal Health, Inc. ................................................. 1,269 65,341
Chemed Corp. ..................................................... 157 83,059
CVS Health Corp. ................................................... 8,742 901,825
a
Laboratory Corp. of America Holdings .................................... 392 123,170
Premier, Inc., A ..................................................... 856 35,241
Quest Diagnostics, Inc. ............................................... 757 130,969
UnitedHealth Group, Inc. .............................................. 4,879 2,449,941
3,789,546
Health Care Technology 0.1%
Cerner Corp. ....................................................... 2,839 263,658
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp. ................................................... 7,322 1,962,809
Household Durables 0.5%
DR Horton, Inc. ..................................................... 2,480 268,956
Garmin Ltd. ........................................................ 1,574 214,332
Lennar Corp., A ..................................................... 1,162 134,978
a
NVR, Inc. ......................................................... 33 194,993
PulteGroup, Inc. .................................................... 2,321 132,668
Whirlpool Corp. ..................................................... 273 64,062
1,009,989

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-13
a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products 1.6%
Church & Dwight Co., Inc. ............................................. 2,517 $ 257,992
Colgate-Palmolive Co. ............................................... 10,825 923,806
Kimberly-Clark Corp. ................................................. 1,529 218,525
Procter & Gamble Co. (The) ........................................... 11,750 1,922,065
3,322,388
Industrial Conglomerates 2.5%
3M Co. ........................................................... 3,810 676,770
Honeywell International, Inc. ........................................... 7,535 1,571,123
Roper Technologies, Inc. .............................................. 5,935 2,919,189
5,167,082
Insurance 0.4%
Assured Guaranty Ltd. ............................................... 305 15,311
Erie Indemnity Co., A ................................................. 2,340 450,824
Old Republic International Corp. ........................................ 1,220 29,988
Progressive Corp. (The) .............................................. 4,023 412,961
909,084
Interactive Media & Services 0.7%
a
Alphabet, Inc., A .................................................... 118 341,851
a
Alphabet, Inc., C .................................................... 111 321,188
a
Meta Platforms, Inc., A ............................................... 2,055 691,200
1,354,239
Internet & Direct Marketing Retail 0.1%
eBay, Inc. ......................................................... 4,057 269,791
Qurate Retail, Inc., A ................................................. 2,414 18,346
288,137
IT Services 4.4%
Accenture plc, A .................................................... 9,923 4,113,580
a
Akamai Technologies, Inc. ............................................. 1,041 121,839
Amdocs Ltd. ....................................................... 1,402 104,926
Automatic Data Processing, Inc. ........................................ 2,816 694,369
Cognizant Technology Solutions Corp., A .................................. 5,052 448,213
a
EPAM Systems, Inc. ................................................. 241 161,096
International Business Machines Corp. ................................... 5,360 716,418
Jack Henry & Associates, Inc. .......................................... 794 132,590
Mastercard , Inc., A .................................................. 2,140 768,945
Paychex, Inc. ...................................................... 3,614 493,311
Visa, Inc., A ........................................................ 7,170 1,553,811
Western Union Co. (The) .............................................. 1,022 18,232
9,327,330
Leisure Products 0.0%
†
Brunswick Corp. .................................................... 335 33,744
Polaris, Inc. ........................................................ 258 28,357
62,101
Life Sciences Tools & Services 1.7%
a
Bio-Rad Laboratories, Inc., A ........................................... 123 92,935
a
Mettler -Toledo International, Inc. ........................................ 252 427,697
Thermo Fisher Scientific, Inc. .......................................... 1,030 687,257
a
Waters Corp. ...................................................... 433 161,336

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-14
a a
Shares
a
Value
a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ...................................... 4,524 $ 2,121,801
3,491,026
Machinery 2.0%
Allison Transmission Holdings, Inc. ...................................... 997 36,241
Cummins, Inc. ...................................................... 1,599 348,806
Donaldson Co., Inc. ................................................. 6,640 393,486
Dover Corp. ....................................................... 6,729 1,221,986
Graco , Inc. ........................................................ 1,705 137,457
Illinois Tool Works, Inc. ............................................... 2,831 698,691
Lincoln Electric Holdings, Inc. .......................................... 390 54,393
PACCAR, Inc. ...................................................... 2,699 238,214
Pentair plc ........................................................ 10,665 778,865
Snap-on, Inc. ...................................................... 515 110,921
Toro Co. (The) ..................................................... 1,170 116,895
4,135,955
Media 0.5%
Comcast Corp., A ................................................... 13,101 659,374
Fox Corp., A ....................................................... 1,361 50,221
Interpublic Group of Cos., Inc. (The) ..................................... 3,809 142,647
Omnicom Group, Inc. ................................................ 2,338 171,305
1,023,547
Metals & Mining 0.4%
a
Cleveland-Cliffs, Inc. ................................................. 1,160 25,253
Newmont Corp. ..................................................... 5,106 316,674
Nucor Corp. ....................................................... 2,835 323,615
Reliance Steel & Aluminum Co. ......................................... 529 85,814
Southern Copper Corp. ............................................... 497 30,670
Steel Dynamics, Inc. ................................................. 2,009 124,699
United States Steel Corp. ............................................. 674 16,048
922,773
Multiline Retail 1.4%
Dollar General Corp. ................................................. 2,492 587,688
Target Corp. ....................................................... 10,036 2,322,732
2,910,420
Multi-Utilities 0.3%
Ameren Corp. ...................................................... 2,077 184,874
Consolidated Edison, Inc. ............................................. 3,275 279,423
WEC Energy Group, Inc. .............................................. 1,992 193,363
657,660
Oil, Gas & Consumable Fuels 0.7%
Chevron Corp. ..................................................... 5,575 654,226
Coterra Energy, Inc. ................................................. 4,878 92,682
EOG Resources, Inc. ................................................ 5,245 465,914
Exxon Mobil Corp. ................................................... 5,320 325,531
Texas Pacific Land Corp. .............................................. 14 17,484
1,555,837
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................................... 489 38,313

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-15
a a
Shares
a
Value
a
Common Stocks
(continued)
Paper & Forest Products (continued)
a
Sylvamo Corp. ..................................................... 219 $ 6,108
44,421
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A ........................................ 1,960 725,592
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co. .............................................. 11,666 727,375
Eli Lilly & Co. ...................................................... 2,660 734,745
Johnson & Johnson ................................................. 11,201 1,916,155
Merck & Co., Inc. ................................................... 8,596 658,797
Organon & Co. ..................................................... 1,329 40,468
Pfizer, Inc. ......................................................... 24,029 1,418,913
Zoetis, Inc. ........................................................ 2,928 714,520
6,210,973
Professional Services 0.1%
Booz Allen Hamilton Holding Corp. ...................................... 1,135 96,237
a
FTI Consulting, Inc. .................................................. 225 34,519
ManpowerGroup , Inc. ................................................ 236 22,970
Robert Half International, Inc. .......................................... 1,350 150,552
304,278
Road & Rail 1.3%
AMERCO ......................................................... 39 28,323
JB Hunt Transport Services, Inc. ........................................ 2,602 531,849
Knight-Swift Transportation Holdings, Inc. ................................. 381 23,218
Landstar System, Inc. ................................................ 412 73,756
Norfolk Southern Corp. ............................................... 3,275 975,000
Old Dominion Freight Line, Inc. ......................................... 832 298,172
Ryder System, Inc. .................................................. 121 9,974
Schneider National, Inc., B ............................................ 388 10,441
Union Pacific Corp. .................................................. 2,782 700,870
2,651,603
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc. ................................................. 12,474 2,192,555
Applied Materials, Inc. ................................................ 4,451 700,409
Intel Corp. ......................................................... 13,485 694,478
KLA Corp. ......................................................... 1,618 695,918
Lam Research Corp. ................................................. 968 696,137
Monolithic Power Systems, Inc. ......................................... 301 148,492
QUALCOMM, Inc. ................................................... 3,603 658,881
Skyworks Solutions, Inc. .............................................. 1,895 293,990
Teradyne, Inc. ...................................................... 883 144,397
Texas Instruments, Inc. ............................................... 14,907 2,809,522
Xilinx, Inc. ......................................................... 2,594 550,006
9,584,785
Software 4.8%
a
Adobe, Inc. ........................................................ 983 557,420
a
Aspen Technology, Inc. ............................................... 609 92,690
a
Cadence Design Systems, Inc. ......................................... 657 122,432
a
Fair Isaac Corp. .................................................... 174 75,459
a
Fortinet, Inc. ....................................................... 931 334,601
Intuit, Inc. ......................................................... 1,022 657,371
a
Manhattan Associates, Inc. ............................................ 144 22,390
Microsoft Corp. ..................................................... 22,090 7,429,309

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-16
a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................................... 7,553 $ 658,697
a
Zoom Video Communications, Inc., A .................................... 936 172,140
10,122,509
Specialty Retail 2.8%
a
AutoNation, Inc. .................................................... 208 24,305
a
AutoZone, Inc. ..................................................... 219 459,109
Best Buy Co., Inc. ................................................... 2,814 285,902
Dick's Sporting Goods, Inc. ............................................ 318 36,567
Foot Locker, Inc. .................................................... 1,266 55,236
Home Depot, Inc. (The) ............................................... 1,617 671,071
Lowe's Cos., Inc. .................................................... 8,518 2,201,733
a
O'Reilly Automotive, Inc. .............................................. 761 537,441
Penske Automotive Group, Inc. ......................................... 147 15,761
Ross Stores, Inc. ................................................... 9,700 1,108,516
Tractor Supply Co. .................................................. 1,335 318,531
a
Victoria's Secret & Co. ............................................... 199 11,053
Williams-Sonoma, Inc. ............................................... 933 157,798
5,883,023
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. ........................................................ 3,965 704,065
a
Dell Technologies, Inc., C ............................................. 627 35,218
Hewlett Packard Enterprise Co. ......................................... 5,780 91,151
HP, Inc. ........................................................... 15,903 599,066
NetApp, Inc. ....................................................... 2,488 228,871
1,658,371
Textiles, Apparel & Luxury Goods 1.1%
Carter's, Inc. ....................................................... 460 46,561
NIKE, Inc., B ....................................................... 13,139 2,189,877
2,236,438
Thrifts & Mortgage Finance 0.0%
†
New York Community Bancorp, Inc. ...................................... 1,941 23,700
Tobacco 0.7%
Altria Group, Inc. .................................................... 15,138 717,390
Philip Morris International, Inc. ......................................... 7,612 723,140
1,440,530
Trading Companies & Distributors 0.8%
Fastenal Co. ....................................................... 6,745 432,085
MSC Industrial Direct Co., Inc., A ........................................ 465 39,088
Watsco , Inc. ....................................................... 354 110,759
WW Grainger, Inc. ................................................... 1,947 1,009,013
1,590,945
Total Common Stocks (Cost $76,634,408) ......................................
139,952,750
a
Investments In Underlying Funds and Exchange Traded Funds
31.8%
Domestic Fixed Income 20.4%
b
Franklin Liberty U.S. Core Bond ETF ..................................... 1,022,500 25,689,597
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,438,974 17,152,572
42,842,169

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-17
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
(continued)
Domestic Hybrid 8.1%
b
Franklin Income VIP Fund, Class 1 ...................................... 972,363 $ 16,987,187
Foreign Equity 3.3%
iShares Core MSCI EAFE ETF ......................................... 91,662 6,841,652
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,759,343) ................................................................
66,671,008
Total Long Term Investments (Cost $143,393,751) ...............................
206,623,758
a
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 4,067,757 4,067,757
Total Money Market Funds (Cost $4,067,757) ...................................
4,067,757
Total Short Term Investments (Cost $4,067,757 ) .................................
4,067,757
a
Total Investments (Cost $147,461,508) 100.4% ..................................
$210,691,515
Other Assets, less Liabilities (0.4)% ...........................................
(859,793)
Net Assets 100.0% ...........................................................
$209,831,722
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-18
At December 31, 2021, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 3/01/22 4,200,000 $ (33)
Total Return Swap Contracts .................................................................... $(33)
*
In U.S. dollars unless otherwise indicated.
See Note 8 regarding other derivative information.
See A bbreviations on page FVA- 30 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-19
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $83,618,213
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 63,843,295
Value - Unaffiliated issuers .................................................................. $146,794,402
Value - Non-controlled affiliates (Not e 3e) ....................................................... 63,897,113
Cash .................................................................................... 1,605
Receivables:
Capital shares sold ........................................................................ 1,422
Dividend s ............................................................................... 134,593
Total assets .......................................................................... 210,829,135
Liabilities:
Payables:
Capital shares redeemed ................................................................... 845,809
Management fees ......................................................................... 85,338
Distribution fees .......................................................................... 26,395
Unrealized depreciation on OTC swap contracts .................................................... 33
Accrued expenses and other liabilities ........................................................... 39,838
Total liabilities ......................................................................... 997,413
Net assets, at value ................................................................. $209,831,722
Net assets consist of:
Paid-in capital ............................................................................. $128,522,419
Total distributable earnings (losses) ............................................................. 81,309,303
Net assets, at value ................................................................. $209,831,722
Franklin
VolSmart
Allocation VIP
Fund
Class 2:
Net assets, at value ....................................................................... $47,677
Shares outstanding ........................................................................ 3,061
Net asset value and maximum offering price per share ............................................. $15.57
Class 5:
Net assets, at value ....................................................................... $209,784,045
Shares outstanding ........................................................................ 13,516,159
Net asset value and maximum offering price per share ............................................. $15.52

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-20
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $2)
Unaffiliated issuers ........................................................................ $2,561,869
Non-controlled affiliates ( Note 3e) ............................................................. 2,285,364
Total investment income ................................................................... 4,847,233
Expenses:
Management fees (Note 3 a ) ................................................................... 1,634,841
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 306,464
Custodian fees (Note 4 ) ...................................................................... 2,845
Reports to shareholders fees .................................................................. 18,781
Professional fees ........................................................................... 105,014
Trustees' fees and expenses .................................................................. 2,893
Other .................................................................................... 30,898
Total expenses ......................................................................... 2,101,736
Expense reductions (Note 4 ) ............................................................... (248)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (469,048)
Net expenses ......................................................................... 1,632,440
Net investment income ................................................................ 3,214,793
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 15,324,491
Non-controlled affiliates ( N ote 3e) ........................................................... 1,792,054
Futures contracts ......................................................................... (1,524,228)
Swap contracts ........................................................................... 20,919
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e) ........................................................... 52,514
Net realized gain (loss) .................................................................. 15,665,750
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,800,920
Non-controlled affiliates (Note 3e) ........................................................... (1,267,691)
Futures contracts ......................................................................... 325,338
Swap contracts ........................................................................... 447
Net change in unrealized appreciation (depreciation) ............................................ 13,859,014
Net realized and unrealized gain (loss) ............................................................ 29,524,764
Net increase (decrease) in net assets resulting from operations .......................................... $32,739,557

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-21
Franklin VolSmart Allocation VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,214,793 $3,086,186
Net realized gain (loss) ................................................. 15,665,750 15,170,163
Net change in unrealized appreciation (depreciation) ........................... 13,859,014 9,681,207
Net increase (decrease) in net assets resulting from operations ................ 32,739,557 27,937,556
Distributions to shareholders:
Class 2 ............................................................. (4,360) (470)
Class 5 ............................................................. (18,228,062) (2,132,195)
Total distributions to shareholders .......................................... (18,232,422) (2,132,665)
Capital share transactions: (Note 2 )
Class 5 ............................................................. (537,826) (15,361,900)
Total capital share transactions ............................................ (537,826) (15,361,900)
Net increase (decrease) in net assets ................................... 13,969,309 10,442,991
Net assets:
Beginning of year ....................................................... 195,862,413 185,419,422
End of year ........................................................... $209,831,722 $195,862,413

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin VolSmart Allocation VIP Fund
FVA-22
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin VolSmart Allocation VIP Fund (Fund) is included
in this report.  The Fund invests a large percentage of its
assets in mutual funds (Underlying Funds) and exchange
traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds). Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2021,
97.7% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 2 and
Class 5. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-23
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-24
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had OTC
derivatives in a net liability position of $33.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and
market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-25
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-26
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). During the year ended
December 31, 2021 and the year ended December 31, 2020, there were no transactions of the Fund’s Class 2 shares.
Transactions in the Fund's Class 5 shares were as follows:
3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 5 Shares:
Shares sold ................................... 1,228,354 $18,215,053 1,955,432 $26,179,712
Shares issued in reinvestment of distributions .......... 1,272,021 18,228,062 165,415 2,132,195
Shares redeemed ............................... (2,466,397) (36,980,941) (3,368,455) (43,673,807)
Net increase (decrease) .......................... 33,978 $(537,826) (1,247,608) $(15,361,900)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-27
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the year ended December 31, 2021, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . $ 15,594,859 $ 4,138,735 $ (20,664,426) $ 1,750,536 $ (819,704) $ — — $ 218,735
Franklin Income VIP Fund, Class 1 — 21,443,624 (5,504,000) 94,647 952,916 16,987,187 972,363 951,401
Franklin Liberty U.S. Core Bond
ETF .................... 26,945,614 3,996,383 (4,093,888) (147,906) (1,010,606) 25,689,597 1,022,500 639,447
a
Franklin Low Duration Total Return
Fund, Class R6 ............ 6,591,183 4,260,743 (10,785,767) (52,533) (13,626) — — 161,236
Franklin Strategic Income Fund,
Class R6 ................ 6,368,172 4,256,880 (10,552,905) 147,310 (219,457) — — 256,881
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 3,563,810 30,728,296 (30,224,349) — — 4,067,757 4,067,757 391
Western Asset Core Plus Bond
Fund, Class I S ............ — 17,309,786 — — (157,214) 17,152,572 1,438,974 109,787
Total Non-Controlled Affiliates $59,063,638 $86,134,447 $(81,825,335) $1,792,054 $(1,267,691) $63,897,113 $2,337,878
Total Affiliated Securities .... $59,063,638 $86,134,447 $(81,825,335) $1,792,054 $(1,267,691) $63,897,113 $2,337,878
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3.Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-28
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$81,989,628 and $96,772,717, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
2021 2020
Distributions paid from:
Ordinary income .......................................................... $18,232,422 $2,132,665
Cost of investments .......................................................................... $147,587,182
Unrealized appreciation ........................................................................ $64,902,935
Unrealized depreciation ........................................................................ (1,798,635)
Net unrealized appreciation (depreciation) .......................................................... $63,104,300
Distributable earnings:
Undistributed ordinary income ................................................................... $4,697,090
Undistributed long term capital gains .............................................................. 1 3,507,918
Total distributable earnings ..................................................................... $18,205,008
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Unrealized appreciation on OTC
swap contracts
$ — Unrealized depreciation on OTC
swap contracts
$ 3 3
Total .................... $— $33

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-29
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts and swap contracts represented $4,034,202 and $3,884,615, respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $(1,524,228) Futures contracts $325,338
Swap contracts 20,919 Swap contracts 447
Total ....................... $(1,503,309) $325,785
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-30
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 139,952,750 $ — $ — $ 139,952,750
Management Investment Companies ......... 66,671,008 — — 66,671,008
Short Term Investments ................... 4,067,757 — — 4,067,757
Total Investments in Securities ........... $210,691,515 $— $— $210,691,515
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $ — $ 33 $ — $ 33
Total Other Financial Instruments ......... $— $33 $— $33
a
For detailed categories, see the accompanying Statement of Investments.
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FVA-31
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin VolSmart
Allocation VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
VolSmart Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FVA-32
Annual Report
Franklin VolSmart Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
`
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,052,016

Franklin Templeton Variable Insurance Products Trust
Index Descriptions

Annual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg 1-3 Month U.S. Treasury Bill Index measures
the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Bloomberg U.S. Aggregate Bond Index measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market. The index
includes Treasuries, government-related and corporate
securities, mortgage-backed securities (agency fixed-
rate and hybrid adjustable-rate mortgage pass-throughs),
asset-backed securities and commercial mortgage-backed
securities (agency and nonagency).
Bloomberg U.S. Corporate Bond Index measures the
performance of the investment-grade, fixed-rate, taxable
corporate bond market. It includes U.S. dollar-denominated
securities publicly issued by U.S. and non-U.S. industrial,
utility and financial issuers.
Bloomberg U.S. Corporate High Yield Bond Index
measures the performance of the U.S. dollar-denominated,
high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or below. Bonds
from issuers with an emerging markets (EM) country of risk,
based on Bloomberg EM country definition, are excluded.
Bloomberg U.S. Government - Intermediate Index
is the intermediate component of the Bloomberg U.S.
Government Index, which includes U.S. dollar-denominated,
fixed-rate, nominal U.S. Treasuries and U.S. agency
debentures (securities issued by U.S. government-owned
or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government).
Bloomberg U.S. High Yield Very Liquid Index is a
component of the U.S. Corporate High Yield Index that is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market.
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Index tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages
were removed from the index.
Bloomberg U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index measures the
performance of fixed-rate, local currency, investment-grade
sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
Lipper Multi-Sector Income Funds Classification
Average is calculated by averaging the total returns of
all funds within the Lipper Multi-Sector Income Funds
classification in the Lipper Open-End underlying funds
universe. Lipper Multi-Sector Income Funds are defined as
funds that seek current income by allocating assets among
different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and
foreign governments, with a significant portion rated below
investment grade. For the 12-month period ended 12/31/21,

Franklin Templeton Variable Insurance Products Trust
Index Descriptions

Annual Report
there were 365 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any
income or distributions. Fund performance relative to the
average may have differed if these and other factors had
been considered.
Lipper VIP General U.S. Government Funds
Classification Average is an equally weighted average
calculation of performance figures for all funds within the
Lipper General U.S. Government Funds classification in the
Lipper VIP underlying funds universe. Lipper General U.S.
Government Funds invest primarily in U.S. government and
agency issues. For the 12-month period ended 12/31/21,
there were 24 funds in this category. Lipper calculations
do not include contract fees, expenses or sales charges,
and may have been different if such charges had been
considered.
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI) is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.
MSCI All Country World Index (ACWI) ex USA Index is
a free float-adjusted, market capitalization-weighted index
designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of global developed markets,
excluding the U.S.
MSCI World Growth Index-NR measures large and midcap
securities exhibiting overall growth style characteristics
across 23 developed markets countries.
MSCI World Index is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of global developed markets.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
1000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions

Annual Report
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000 Index
®
that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
BOD-1
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
BOD-2
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-3
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2013
and Trustee
since 1988
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-4
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President
since 2009
and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-5
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-1
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
(Fund)
At a meeting held on September 8, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved a new investment sub-advisory
agreement between Franklin Advisers, Inc. (Manager), the
Fund’s investment manager, and each of Brandywine Global
Investment Management, LLC, ClearBridge Investments,
LLC, Western Asset Management Company, LLC, and
Western Asset Management Company Limited (each a
Sub-Adviser and collectively, the Sub-Advisers), on behalf
of the Fund (each a Sub-Advisory Agreement) for an initial
two-year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve each Sub-Advisory
Agreement.
The Board reviewed and considered information provided
by the Manager and the Sub-Advisers at the Meeting with
respect to each Sub-Advisory Agreement. The Board also
reviewed and considered the factors it deemed relevant
in approving each Sub-Advisory Agreement, including,
but not limited to: (i) the nature, extent, and quality of the services to be provided by each Sub-Adviser; and (ii) the
costs of the services to be provided by each Sub-Adviser.
The Board further reviewed and considered information
provided by management showing the expected impact
of hiring each Sub-Adviser on the Manager’s profitability
consistent with the Order (as defined below). The Board
also considered that management proposed that the Board
approve each Sub-Advisory Agreement in order to provide
the Fund’s portfolio management team with access to
additional investment strategies that could be accessed to
attain desired exposures across asset allocation portfolios
and to diversify holdings in the Fund. The Board reviewed
and further considered the form of Sub-Advisory Agreement
and the terms of each Sub-Advisory Agreement which
were discussed at the Meeting, noting that the terms
and conditions of each Sub-Advisory Agreement were
substantially similar to the terms and conditions of the Fund’s other sub-advisory agreements and substantially similar to
the terms and conditions of sub-advisory agreements for
other Franklin Templeton (FT) mutual funds.
In approving each Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of each Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of each Sub-Advisory Agreement are fair
and reasonable and that the approval of such Sub-Advisory
Agreement is in the best interests of the Fund and its
shareholders. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by each Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a "manager of managers" structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers that
are indirect or direct wholly owned subsidiaries of Franklin
Resources, Inc. (FRI). In particular, with respect to each
Sub-Adviser, the Board took into account that each Sub-
Advisory Agreement would not affect how the Fund is
managed or the Fund's investment goal, principal investment
strategies or principal risks associated with an investment in the Fund. The Board reviewed and considered information
regarding the nature, quality and extent of investment sub-
advisory services to be provided by each Sub-Adviser to
the Fund and its shareholders under each Sub-Advisory
Agreement; each Sub-Adviser's experience as manager
of other funds and accounts, including those within the FT
organization; the personnel, operations, financial condition, and investment management capabilities, methodologies
and resources of each Sub-Adviser and each Sub-Adviser's
capabilities, as demonstrated by, among other things, its
policies and procedures reasonably designed to prevent
violations of the federal securities laws.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-2
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of FRI, the parent of the Manager and
each Sub-Adviser, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT's commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities, as evidenced by its acquisition of the Legg Mason companies.
The Board also noted FT's attention focused on expanding
the distribution opportunities for all funds in the FT family of funds.
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by each Sub-Adviser and its affiliates to the Fund
and its shareholders.
Fund Performance
The Board noted its review and consideration of the
performance results of the Fund in connection with the April
2021 annual contract renewal (Annual Contract Renewal)
of the Fund’s investment management agreement. The
Board recalled its conclusion at that time that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by each
Sub-Adviser. The Board noted that the addition of each Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as each Sub-Adviser will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager and each Sub-Adviser reflected the services to be provided by
each. The Board concluded that each proposed investment
sub-advisory fee is reasonable.
Management Profitability and Economies of Scale
The Board noted that it reviewed and considered information
showing the expected impact of retaining each Sub-
Adviser on the profitability of the Manager consistent with
the conditions of the Order. The Board determined that its
conclusions regarding profitability and economies of scale
reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve each
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
each Sub-Advisory Agreement for an initial two-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP5 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Templeton Variable Insurance Products Trust
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin Distributors,
LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $782,449 for the fiscal year ended
December 31, 2021
and $929,368 for the fiscal year ended December 31, 2020
.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $100,125 for the fiscal year ended December 31, 2021 and $202,570 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $8,122 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $90,743 for the fiscal year ended December 31, 2021 and $55,772 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, assets under management certification, professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2), the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $198,990 for the fiscal year ended December 31, 2021 and $258,342 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022